Insurance Proceeds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance proceeds
Loss of hire insurance payments recorded as a component of total revenues	$ 607	$ 5,970	$ 2,840
Loss of hire proceeds
Insurance proceeds
Open insurance claim amount	0	3,900
Loss of hire insurance payments recorded as a component of total revenues	600	6,000	$ 2,800
Hull and machinery damage
Insurance proceeds
Open insurance claim amount	$ 20	$ 0